Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Related Party Transactions
Note 5—Related Party Transactions
Founder Shares
On February 15, 2024, the Company issued an aggregate of 7,187,500 Founder Shares, in exchange for a $25,000 payment (approximately $0.003 per share) from the Sponsor to cover certain expenses on behalf of the Company. In April 2025, the Company, through a share capitalization, issued the Sponsor an additional 1,437,500 Founder Shares. In May 2025, the Company, through a share capitalization, issued the Sponsor an additional 1,725,000 Founder Shares, for which the Sponsor now holds 10,350,000 Founder Shares in the aggregate. All share and per share data has been retrospectively presented. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the Public Shares issuable upon conversion thereof. The Founder Shares are identical to the Public Shares except that the Founder Shares automatically convert into Public Shares at the time of the initial Business Combination (with such conversion taking place immediately prior to, simultaneously with, or immediately following the time of the initial Business Combination, as may be determined by the directors of the Company) or earlier at the option of the holder and are subject to certain transfer restrictions, as described in more detail below. The Sponsor agreed to forfeit up to an aggregate of 1,350,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the full exercise of the over-allotment option by the underwriters, the 1,350,000 Founder Shares are no longer subject to forfeiture.
The Sponsor is not entitled to redemption rights with respect to any Founder Shares and any Public Shares held by the Sponsor in connection with the completion of the initial Business Combination. If the initial Business Combination is not completed within the Combination Period, the Sponsor would not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by it.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (i) six months after the completion of the initial Business Combination or (ii) subsequent to the initial Business Combination (the date on which the Company consummates a transaction which results in the shareholder having the right to exchange its shares for cash, securities, or other property subject to certain limited exceptions).

Registration Rights
The holders of Founder Shares, Private Placement Units (and their underlying securities) and units that may be issued upon conversion of working capital loans (and their underlying securities), if any, and any Class A Ordinary Shares issuable upon conversion of the Founder Shares and any Class A Ordinary Shares held by the Sponsor at the completion of the Initial Public Offering or acquired prior to or in connection with the initial Business Combination, are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the registration statement for the Initial Public Offering. These holders are entitled to make up to three demands and have “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Administrative Support Agreement
Commencing on the date the securities of the Company are first listed, May 14, 2025, the Company agreed to reimburse the managing member of the Sponsor in an amount equal to $30,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2025, the Company incurred and paid $90,000 and $135,000 of fees for these services, respectively. For the three months ended September 30, 2024 and for the period from January 4, 2024 (inception) through September 30, 2024, the Company did not incur any fees for these services.
Director Agreements
On August 1, 2025, the Company entered into the Director Agreements with each of the three independent directors of the Company, pursuant to which, in connection with each director’s continuing service as a director of the Company, the Company agreed to pay each director a cash compensation of $75,000 per annum, beginning on the later of the date of appointment of each director and August 1, 2025. For the three and nine months ended September 30, 2025, the Company incurred $37,500 and $37,500 in fees related to the Director Agreement, respectively, and $37,500 is included in accrued expenses within the condensed consolidated balance sheets. For the three months ended September 30, 2024 and for the period from January 4, 2024 (inception) through September 30, 2024, the Company did not incur any fees for these services.
Related Party Loans
On February 15, 2024, the Company and the Sponsor entered into a loan agreement, whereby the Sponsor agreed to loan the Company an aggregate of up to $600,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “IPO Promissory Note”). The IPO Promissory Note was
non-interest
bearing and payable on the earlier of December 31, 2025, or the date on which the Company consummates the Initial Public Offering. As of September 30, 2025 and December 31, 2024, there were amounts of $0 and $184,847, respectively, outstanding under the IPO Promissory Note. The Company repaid the borrowings in full at the closing of the Initial Public Offering. Borrowings under the IPO Promissory Note are no longer available.
Working Capital Loans
In addition, in order to finance transaction costs in connection with its initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, enter into Working Capital Loans with the Company. If the Company completes its initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Sponsor makes any Working Capital Loans, up to $1,500,000 of such loans may be convertible into units of the post business combination entity at a price of $10.00 per unit at the option of the lender. Such units and their underlying securities would be identical to the Private Placement Units. As of September 30, 2025 and December 31, 2024, the Company had no borrowings under the Working Capital Loans.

Note 5—Related Party Transactions
Founder Shares
On February 15, 2024, the Company issued an aggregate of 7,187,500 Class B ordinary shares, $0.0001 par value (the “Founder Shares”), in exchange for a $25,000 payment (approximately $0.003 per share) from the Sponsor to cover certain expenses on behalf of the Company. In April 2025 the company, through a share capitalization, issued the Sponsor an additional 1,437,500 founder shares, for which the Sponsor now holds 8,625,000 founder shares in the aggregate. All share and per share data has been retrospectively presented. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the Public Shares issuable upon conversion thereof. The Founder Shares are identical to the Public Shares included in the Units being sold in the Proposed Offering except that the Founder Shares automatically convert into Public Shares at the time of the Initial Business Combination (with such conversion taking place immediately prior to, simultaneously with, or immediately following the time of the Initial Business Combination, as may be determined by the directors of the Company) or earlier at the option of the holder and are subject to certain transfer restrictions, as described in more detail below. The Sponsor has agreed to forfeit up to an aggregate of 1,125,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20%
of the Company’s issued and outstanding shares after the Proposed Offering. If the Company increases or decreases the size of the offering, the Company will effect a share dividend or share surrender, as applicable, immediately prior to the consummation of the Proposed Offering in such amount as to maintain the Founder Share ownership of the Company’s shareholders prior to the Proposed Offering at 20% of the Company’s issued and outstanding ordinary shares upon the consummation of the Proposed Offering. The Sponsor will not be entitled to redemption rights with respect to any Founder Shares and any Public Shares held by the Sponsor in connection with the completion of the Initial Business Combination. If the Initial Business Combination is not completed within 24 months from the closing of the Proposed Offering (or 27 months from the closing of the Proposed Offering if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months from the closing of the Proposed Offering), the Sponsor will not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by it.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) six months after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination (the date on which the Company consummates a transaction which results in the shareholder having the right to exchange its shares for cash, securities, or other property subject to certain limited exceptions).
Registration Rights
The holders of Founder Shares, Private Placement Units (and their underlying securities) and Units that may be issued upon conversion of working capital loans (and their underlying securities), if any, and any Class A ordinary shares issuable upon conversion of the Founder Shares and any Class A ordinary shares held by the initial shareholders at the completion of the Proposed Offering or acquired prior to or in connection with the initial Business Combination, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the registration statement for the Proposed Offering. These holders will be entitled to make up to three demands and have “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Administrative Support Agreement
Commencing on the date of the initial public offering, the Company will agree to reimburse the managing member of the Sponsor in an amount equal to $30,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.
Related Party Loans
On February 15, 2024, the Company and the Sponsor entered into a loan agreement, whereby the Sponsor agreed to loan the Company an aggregate of up to $600,000 to cover expenses related to the Proposed Offering pursuant
to a promissory note (the “Note”). This loan is non-interest bearing and payable on the earlier of December 31, 2025, or the date on which the Company consummates the Proposed Offering. As of December 31, 2024, the Company borrowed $184,847 under the Note.
Working Capital Loans
In addition, in order to finance transaction costs in connection with its Initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes its Initial Business Combination, the Company would repay the Working Capital Loans. In the event that the Initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Sponsor makes any Working Capital Loans, up to

$
1,500,000
of such loans may be convertible into units of the post business combination entity at a price of $
10.00
per unit at the option of the lender. The units and their underlying securities would be identical to the private placement units. As of December 31, 2024, the Company had no borrowings under the Working Capital Loans.

ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
Related Party Transactions
16. Related Party Transactions
Transactions with Universities
University of Colorado-Boulder
The Company considers the University of Colorado-Boulder to be a related party because the Company’s
Co-Founder
and Chief Science Officer concurrently serves as a professor at the University of Colorado-Boulder. The Company sponsors research projects and utilizes laboratory equipment at the University of Colorado-Boulder. Under these contracts, the Company recognized service revenue of $0 and $0.1 million and cost of services of $0 and $58 thousand during the nine months ended September 30, 2025 and 2024, respectively, as reflected in the condensed consolidated statements of operations and comprehensive loss. Expenses relate to research and development and use of laboratory equipment. The Company recorded accounts payable of $
3
 thousand and
no
ne as of September 30, 2025, and December 31, 2024, on its condensed consolidated balance sheet or condensed consolidated balance sheet, respectively. The company recorded no
accounts receivable or unbilled receivable as of September 30, 2025, and December 31, 2024, on its condensed consolidated balance sheet or consolidated balance sheet, respectively.
University of Wisconsin-Madison
The Company’s Chief Scientist for Quantum Information concurrently serves as a professor at the University of Wisconsin-Madison. In his role as a researcher and professor at the university, he has been granted patents held by WARF. Additionally, in June 2016, the Company entered into a research agreement with the Board of Regents of the University of Wisconsin System on behalf of the University of Wisconsin-Madison to provide research, data and findings in accordance with the terms of the contract and subsequent amendments. The Company recorded $0.4 million and $0.4 million in research and development expenses during the nine months ended September 30, 2025, and 2024, respectively, as reflected in the condensed consolidated statement of operations and comprehensive loss. The Company recorded $0.4 million and $0.5 million in accrued liabilities as of September 30, 2025, and December 31, 2024, respectively on its condensed consolidated balance sheets. The Company has committed an additional $0.5 million through December 31, 2025, which amounted to total funding of $4.7 million.
Other
In June 2025, the Company announced a new go-to-market partnership with SAIC, an investor in the Company’s Series C-1 convertible redeemable preferred stock. SAIC is provides advanced technology solutions to solve and support mission-critical needs across military, intelligence and government agencies. Through this partnership, the Company is expanding the deployment of quantum sensing technologies, including atomic clocks, quantum RF communication and inertial sensing, into defense and aerospace applications.
The Company engages a patent attorney, who is a related party to an officer of the Company, for the preparation and filing of patent applications and other patent-related legal matters. Fees of $
0
and $
88
 thousand were billed by the attorney for patent legal services rendered during the nine months ended September 30, 2025, and 2024, respectively, as reflected within general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss. There was no
payable balance as of September 30, 2025, and December 31, 2024 on its condensed consolidated balance sheet.
The Company entered into a consulting agreement with the spouse of a member of the Company’s management to provide consulting services on various research and development and customer contracts. The Company paid $0.1 million and $31 thousand during the nine months ended September 30, 2025, and 2024, respectively, as reflected in the condensed consolidated statement of operations and comprehensive loss. There are no amounts recorded in accounts payable as of September 30, 2025, and December 31, 2024, on its condensed consolidated balance sheet.
The Company occasionally enters into consulting agreements with members of the Company’s Board of Directors and/or investors in the Company to serve in executive roles based on the business’ needs. In 2025, Infleqtion entered into a consulting agreement with Grant Dollens, a member of Infleqtion’s Board of Directors to become Interim Chief Financial Officer of Infleqtion. Under the terms of the agreement, Mr. Dollens provides financial and accounting services to Infleqtion and receives compensation at a rate of
 $
15
 thousand per month. Under this agreement, Infleqtion paid Mr. Dollens $
0.1
 million and $
0
during the
nine
months ended September
30
,
2025
, and
2024
, respectively. Also in
2025
, Infleqtion entered into a consulting agreement with Timothy Day, a former member of Infleqtion’s Board of Directors, who resigned as of November
3
,
2025
. Under the terms of the agreement, Mr. Day provides engineering and programming services to Infleqtion and receives compensation as specified in the purchase order. Under this agreement, Infleqtion paid
M
r. Day, t
hrough the C
ompa
ny, DRS Daylight Solutions, Inc., $
0.6
 million during the
nine
months ended September
30
,
2025
.

17. Related Party Transactions
Transactions with Universities
University of Colorado-Boulder
The Company considers the University of Colorado-Boulder to be a related party because the Company’s
Co-Founder
and Chief Science Officer concurrently serves as a professor at the University of Colorado-Boulder. The Company sponsors research projects and utilizes laboratory equipment at the University of Colorado-Boulder. Under these contracts, the Company recognized service revenue of $100 thousand and $60 thousand and cost of services of $90.0 thousand and $0.9 million during the years ended December 31, 2024, and December 31,2023, respectively, as reflected in the consolidated statements of operations and comprehensive loss. Expenses relate to research and development and use of laboratory equipment. The Company recorded no accounts receivable or unbilled receivables as of December 31, 2024, and December 31, 2023, on its consolidated balance sheet.
University of Wisconsin-Madison
The Company’s Chief Scientist for Quantum Information concurrently serves as a professor at the University of Wisconsin-Madison. In his role as a researcher and professor at the university, he has been granted patents held by WARF. Additionally, in June 2016, the Company
entered into a research agreement with the Board of Regents of the University of Wisconsin System on behalf of the University of Wisconsin-Madison to provide research, data and findings in accordance with the terms of the contract and subsequent amendments. The Company recorded $0.5 million and $0.8 million in research and development expenses during the years ended December 31, 2024, and 2023, respectively, as reflected in the consolidated statement of operations and comprehensive loss. The Company recorded $0.5 million and $0 in accrued liabilities as of December 31, 2024, and 2023, respectively on its consolidated balance sheets. The Company has committed an additional $0.5 million through December 31, 2025, which amounted to total funding of $4.7 million.
Other
The Company engages a patent attorney, who is a related party to an officer of the Company, for the preparation and filing of patent applications and other patent-related legal matters. Fees of $0.1 million and $0.4 million were billed by the attorney for patent legal services rendered during the years ended December 31, 2024, and 2023, respectively, as reflected within general and administrative expenses in the consolidated statements of operations and comprehensive loss. There was no payable balance as of December 31, 2024, while $20 thousand remained outstanding in accounts payable as of December 31, 2023, on its consolidated balance sheet.

The Company entered into a consulting agreement with the spouse of a member of the Company’s management to provide consulting services on various research and development and customer contracts. The Company paid $41.0 thousand and $0.2 million in 2024 and 2023, respectively, as reflected in the consolidated statement of operations and comprehensive loss. There are no amounts recorded in accounts payable as of December 31, 2024 and 2023, on its consolidated balance sheet.
The Company occasionally enters into consulting agreements with members of the Company’s Board of Directors and/or investors in the Company to serve in executive roles based on the business’ needs. In 2025, Infleqtion entered into a consulting agreement with Grant Dollens, a member of Infleqtion’s Board of Directors to become Interim Chief Financial Officer of Infleqtion. Under the terms of the agreement, Mr. Dollens provides financial and accounting services to Infleqtion and receives compensation at a rate of $15 thousand per month. Under this agreement, Infleqtion paid Mr. Dollens $45 thousand in the year ended December 31, 2024.